SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended		12 Months Ended
	Mar. 07, 2014	Jun. 21, 2013	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2013 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2012 Lincoln Park Capital Fund, LLC [Member]	Dec. 31, 2011 Lincoln Park Capital Fund, LLC [Member]	Mar. 07, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member] Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Issuance price of common stock per share					$ 0.10				$ 0.112	$ 0.129		$ 0.30			$ 0.124
Proceeds from issuance of common stock	$ 9,451,000											$ 9,451,000			$ 300,000
Issuance of stock during period									21,015,170	28,460,908	1,153,846				2,425,709
Additional shares issued															57,690
Issuance of common stock for commitment fee			750,000
Common shares issued in exchange for convertible notes		8,784,000		7,450,000		9,739,912						20,400,000
Proceeds from the sale of prior unused net operating loss carryovers					458,000	392,000							458,279
Common Stock, shares authorized			800,000,000		800,000,000	800,000,000
Exercise of stock options			51,760		20,194	10,606	5,141					1,224,000
Additional award option														100,000
Warrants, exercise price												$ 0.3125
Exercise of warrants					139,526							10,200,000
Exercise of warrants (in shares)												40,800,000
Additional amount of securities proposed maximum aggregate offering price												2,762,500
Total registered amount												$ 16,575,000